Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Bank Premises and Equipment [Abstract]
Summary of premises and equipment
A summary of premises and equipment at December 31, 2016 and 2015 follows:

(dollars in thousands)
	2016	2015
Land	$2,308	2,413
Buildings	33,617	33,050
Furniture, fixtures and equipment	49,503	48,819
Leasehold improvements	29,695	29,389
Total bank premises and equipment	115,123	113,670
Accumulated depreciation and amortization	(79,657)	(76,026)
Total	$35,466	37,643